Fair Value Measurements Using Significant Unobservable Inputs Level 3 (Detail) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 13, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Modification of warrants, net of Inducement Shares	$ 624,016					$ 2,980,829
Exercises of Warrants		$ (13,503)	$ 0	$ (142,964)	$ (224,000)	(386,612)	$ 0
Adjustments to estimated fair value						0	7,541,693
Fair Value, Inputs, Level 3 | Private Placement Financing [Member]
Balance				$ 0	$ 6,270,000	6,270,000	0
Issuances						0	10,391,693
Modification of warrants, net of Inducement Shares						896,763	0
Exercises of Warrants						(299,321)	0
Adjustments to estimated fair value						(3,603,689)	(4,121,693)
Reclass of Derivative Liability to Equity						(3,263,753)	0
Balance						$ 0	$ 6,270,000